CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 24,631	$ 24,027		$ 19,926
Investment in marketable securities	297	4,981		41,590
Prepaid and other current assets	861	1,002		2,921
Total Current Assets	25,789	30,010		64,437
Non-current Assets:
Property and equipment, net	84	90		113
Non-current prepaid expenses and other assets	0	60		2,262
Total Non-current Assets	84	150		2,468
Total Assets	25,873	30,160		66,905
Current Liabilities:
Trade payables	261	1,041		2,707
Accrued expenses	889	941		9,272
Employee-related obligations	86	413		1,428
Total Current Liabilities	1,236	2,395		14,819
Total Liabilities	1,236	2,395		14,819
Commitments and Contingencies
Stockholders' Equity:
Preferred stock: $0.0001 par value; 20,000,000 shares authorized at March 31, 2026 and December 31, 2025; no shares issued and outstanding at March 31, 2026 and December 31, 2025
Common stock: $0.0001 par value; 150,000,000 shares authorized at March 31, 2026 and December 31, 2025; and 33,352,858 and 33,323,171 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively	3	3		1
Additional paid-in capital	785,872	785,413		783,235
Accumulated other comprehensive income	0	2		20
Accumulated deficit	(761,238)	(757,653)		(731,170)
Total Stockholders' Equity	24,637	27,765	$ 44,132	52,086	$ 88,735
Total Liabilities and Stockholders' Equity	$ 25,873	$ 30,160		$ 66,905